                                     [Logo]
                                  Nationwide(R)

                                  NATIONWIDE(R)
                              VA SEPARATE ACCOUNT-A





                                 ANNUAL REPORT

                                       TO

                                CONTRACT OWNERS

                                DECEMBER 31, 1999







                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                     [Logo]
                                  Nationwide(R)

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                      [Photo of President Joseph J. Gasper]
                              PRESIDENT'S MESSAGE

                We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 1999 annual report of the Nationwide VA Separate Account-A.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.


                        /s/ Joseph J. Gasper, President

                           Joseph J. Gasper, President
                                February 10, 2000

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1999



ASSETS:
   Investments at market value:

      American Century VP - American Century VP Advantage (ACVPAdv)
         1,617,011 shares (cost $9,657,083) ...............................   $ 11,642,476
      American Century VP - American Century VP Balanced (ACVPBal)
         11,080 shares (cost $84,996) .....................................         86,311
      Federated IS - Federated American Leaders Fund II (FedAmLead)
         1,584 shares (cost $27,170) ......................................         32,977
      Federated IS - Federated High Income Bond Fund II (FedHiInc)
         14,560 shares (cost $149,298) ....................................        149,096
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         8,824 shares (cost $223,312) .....................................        226,871
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         2,300,177 shares (cost $67,717,547) ..............................    126,348,709
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         1,407 shares (cost $28,162) ......................................         38,603
      MFS(R)VIT - Emerging Growth Series (MFSEmGrSe)
         6,900 shares (cost $234,108) .....................................        261,800
      MFS(R)VIT - Total Return Series (MFSTotReSe)
         1,571 shares (cost $23,368) ......................................         27,881
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         625,882 shares (cost $13,443,531) ................................     16,091,417
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         2,043,292 shares (cost $22,720,551) ..............................     22,047,125
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         5,542,922 shares (cost $5,542,922) ...............................      5,542,922
      Nationwide SAT - Total Return Fund (NSATTotRe)
         4,013,147 shares (cost $51,895,668) ..............................     75,487,293
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         1,410,974 shares (cost $21,672,491) ..............................     29,475,244
                                                                             -------------
            Total investments .............................................    287,458,725

   Accounts receivable ....................................................         39,136
                                                                             -------------
            Total assets ..................................................    287,497,861

ACCOUNTS PAYABLE ..........................................................          5,832
                                                                             -------------
CONTRACT OWNERS' EQUITY ...................................................  $ 287,492,029
                                                                             =============



                                                                                                                 ANNUAL
Contract owners' equity represented by:                       UNITS                UNIT VALUE                   RETURN(b)
                                                           ----------             ------------                 -----------
   Contracts in accumulation phase:
   VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ..................................    332,045              $ 20.524598   $ 6,815,090         13%
         Non-tax qualified ..............................    229,539                20.524598     4,711,196         13%
      American Century VP - American Century
      VP Balanced:
         Tax qualified ..................................      4,511                10.579044        47,722          6%(a)
         Non-tax qualified ..............................      3,648                10.579044        38,592          6%(a)
      Fidelity VIP - Growth Portfolio:
         Tax qualified ..................................  1,673,903                44.477104    74,450,358         36%
         Non-tax qualified ..............................  1,162,117                44.477104    51,687,599         36%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..................................    294,662                31.511115     9,285,128          3%
         Non-tax qualified ..............................    215,996                31.511115     6,806,275          3%
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..................................    566,135                20.383584    11,539,860        (4)%
         Non-tax qualified ..............................    515,438                20.383584    10,506,474        (4)%
      Nationwide SAT - Money Market Fund:
         Tax qualified ..................................    153,537                15.286929     2,347,109          3%
         Non-tax qualified ..............................    210,561                15.286929     3,218,831          3%
      Nationwide SAT - Total Return Fund:
         Tax qualified ..................................  1,184,267                35.991074    42,623,041          6%
         Non-tax qualified ..............................    910,449                35.991074    32,768,037          6%
      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..................................    635,349                25.832573    16,412,699         32%
         Non-tax qualified ..............................    502,717                25.832573    12,986,474         32%

   VA-II Eagle Choice contracts:
      Federated IS - Federated American
      Leaders Fund II:
         Non-tax qualified ..............................      1,743                18.918772        32,975          5%
      Federated IS- Federated High Income
      Bond Fund II:
         Non-tax qualified ..............................     11,549                12.910046       149,098          1%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..................................        870                22.111001        19,237          5%
         Non-tax qualified ..............................      9,391                22.111001       207,644          5%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified ..............................      2,025                19.064716        38,606         41%
      MFS(R)VIT - Emerging Growth Series:
         Non-tax qualified ..............................      8,182                31.998468       261,811         74%
      MFS(R)VIT - Total Return Series:
         Non-tax qualified ..............................      1,840                15.148464        27,873          2%
                                                            ========              ===========
   Reserves for annuity contracts in payout phase:
         Tax qualified ..................................                                           336,409
         Non-tax qualified ..............................                                           173,891
                                                                                              -------------
                                                                                              $ 287,492,029
                                                                                              =============


(a) Non-annualized. The return was computed for the period 5/03/99 (effective date) through 12/31/99.
(b) The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                       5

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                  Total                          ACVPAdv                 ACVPBal
                                                     ------------------------------  ------------------------------   -------------
                                                           1999            1998            1999            1998            1999
                                                     --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................. $    3,255,026       4,323,281         368,099         292,829               -
  Mortality, expense and administration
    charges (note 2):
        VA .........................................     (3,701,193)     (3,566,159)       (159,932)       (169,541)           (126)
        VA II Convertible ..........................         (9,035)         (7,761)              -               -               -
                                                     --------------  --------------  --------------  --------------   -------------
    Net investment activity.........................       (455,202)        749,361         208,167         123,288            (126)
                                                     --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold.............     76,066,491      47,150,221       3,996,392       2,219,938         103,952
  Cost of mutual fund shares sold...................    (52,019,348)    (34,852,430)     (3,196,791)     (1,802,163)       (102,763)
                                                     --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments.............     24,047,143      12,297,791         799,601         417,775           1,189
  Change in unrealized gain (loss) on investments ..      7,067,797      20,267,908        (390,009)        311,134           1,314
                                                     --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments..................     31,114,940      32,565,699         409,592         728,909           2,503
                                                     --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains..........................     17,278,993      20,912,139         873,779       1,101,845               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............     47,938,731      54,227,199       1,491,538       1,954,042           2,377
                                                     --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      5,998,345      10,088,676         307,721         354,994          29,911
  Transfers between funds...........................              -               -          79,277        (481,562)         54,027
  Redemptions.......................................    (57,494,565)    (28,935,591)     (3,737,848)     (1,643,694)              -
  Annuity benefits..................................        (47,771)        (16,464)        (10,076)         (1,666)              -
  Annual contract maintenance charge (note 2) ......       (251,603)       (257,516)        (13,992)        (15,108)             (6)
  Contingent deferred sales charges (note 2) .......       (401,734)       (291,222)        (22,851)        (13,666)              -
  Adjustments to maintain reserves..................         10,114          22,883             438           2,936               -
                                                     --------------  --------------  --------------  --------------   -------------
      Net equity transactions.......................    (52,187,214)    (19,389,234)     (3,397,331)     (1,797,766)         83,932
                                                     --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............     (4,248,483)     34,837,965      (1,905,793)        156,276          86,309
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........    291,740,512     256,902,547      13,548,557      13,392,281               -
                                                     --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............... $  287,492,029     291,740,512      11,642,764      13,548,557          86,309
                                                     ==============  ==============  ==============  ==============   =============


                                                         ACVPBal                FedAmLead
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              -             292             134
  Mortality, expense and administration
    charges (note 2):
        VA ..........................................              -               -               -
        VA II Convertible ...........................              -            (462)           (412)
                                                      --------------  --------------  --------------
    Net investment activity..........................              -            (170)           (278)
                                                      --------------  --------------  --------------

  Proceeds from mutual fund shares sold..............              -             555             418
  Cost of mutual fund shares sold....................              -            (406)           (311)
                                                      --------------  --------------  --------------
    Realized gain (loss) on investments..............              -             149             107
  Change in unrealized gain (loss) on investments ...              -          (1,292)          2,772
                                                      --------------  --------------  --------------
    Net gain (loss) on investments...................              -          (1,143)          2,879
                                                      --------------  --------------  --------------
  Reinvested capital gains...........................              -           2,940           1,720
                                                      --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.............              -           1,627           4,321
                                                      --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..................................              -               -               -
  Transfers between funds............................              -               -               -
  Redemptions........................................              -               -               -
  Annuity benefits...................................              -               -               -
  Annual contract maintenance charge (note 2) .......              -               -               -
  Contingent deferred sales charges (note 2) ........              -               -               -
  Adjustments to maintain reserves...................              -              (6)             (3)
                                                      --------------  --------------  --------------
      Net equity transactions........................              -              (6)             (3)
                                                      --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY................              -           1,621           4,318
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........              -          31,352          27,034
                                                      --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD................              -          32,973          31,352
                                                      ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                              FedHIInc                       FidVIPEI                 FidVIPGr
                                                  ------------------------------  ------------------------------   --------------
                                                        1999            1998            1999            1998            1999
                                                  --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................... $       11,613           2,448           3,250           2,235         187,709
  Mortality, expense and administration
    charges (note 2):
        VA ......................................              -               -               -               -      (1,468,461)
        VA II Convertible .......................         (2,052)         (1,945)         (3,163)         (2,798)              -
                                                  --------------  --------------  --------------  --------------   -------------
    Net investment activity......................          9,561             503              87            (563)     (1,280,752)
                                                  --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..........        139,557           1,948         166,346           2,806      20,724,381
  Cost of mutual fund shares sold................       (140,369)         (1,782)       (134,989)         (2,271)    (10,399,339)
                                                  --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..........           (812)            166          31,357             535      10,325,042
  Change in unrealized gain (loss) on investments         (8,003)           (737)        (29,422)          7,490      13,991,386
                                                  --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments...............         (8,815)           (571)          1,935           8,025      24,316,428
                                                  --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.......................            996             664           7,183           7,955      11,802,217
                                                  --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations.........          1,742             596           9,205          15,417      34,837,893
                                                  --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners..............................              -          42,431               -          42,431       1,980,238
  Transfers between funds........................              -               -               -               -       1,718,552
  Redemptions....................................              -               -               -               -     (18,629,772)
  Annuity benefits...............................              -               -               -               -         (22,358)
  Annual contract maintenance charge (note 2) ...              -               -               -               -         (96,387)
  Contingent deferred sales charges (note 2) ....              -               -               -               -        (144,532)
  Adjustments to maintain reserves...............             (7)             (2)             42              (6)          8,033
                                                  --------------  --------------  --------------  --------------   -------------
      Net equity transactions....................             (7)         42,429              42          42,425     (15,186,226)
                                                  --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY............          1,735          43,025           9,247          57,842      19,651,667
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .....        147,359         104,334         217,648         159,806     106,705,766
                                                  --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD............ $      149,094         147,359         226,895         217,648     126,357,433
                                                  ==============  ==============  ==============  ==============   =============

                                                         FidVIPGr                FidVIPOv
                                                      --------------  ------------------------------
                                                           1998             1999            1998
                                                      --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................         426,238             424             488
  Mortality, expense and administration
    charges (note 2):
        VA .........................................      (1,214,243)              -               -
        VA II Convertible ..........................               -            (425)           (376)
                                                      --------------  --------------  --------------
    Net investment activity.........................        (788,005)             (1)            112
                                                      --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............      10,807,056             429             383
  Cost of mutual fund shares sold...................      (6,175,412)           (349)           (342)
                                                      --------------  --------------  --------------
    Realized gain (loss) on investments.............       4,631,644              80              41
  Change in unrealized gain (loss) on investments ..      15,101,345          10,392           1,171
                                                      --------------  --------------  --------------
    Net gain (loss) on investments..................      19,732,989          10,472           1,212
                                                      --------------  --------------  --------------
  Reinvested capital gains..........................      11,149,500             684           1,439
                                                      --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      30,094,484          11,155           2,763
                                                      --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................       2,737,406               -               -
  Transfers between funds...........................      (1,599,924)              -               -
  Redemptions.......................................      (8,019,362)              -               -
  Annuity benefits..................................          (6,308)              -               -
  Annual contract maintenance charge (note 2) ......         (92,392)              -               -
  Contingent deferred sales charges (note 2) .......         (89,886)              -               -
  Adjustments to maintain reserves..................          11,502              (5)             (4)
                                                      --------------  --------------  --------------
      Net equity transactions.......................      (7,058,964)             (5)             (4)
                                                      --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      23,035,520          11,150           2,759
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........      83,670,246          27,452          24,693
                                                      --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     106,705,766          38,602          27,452
                                                      ==============  ==============  ==============

                                                                     (Continued)
                                       7

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               MFSEmGrSe                       MFSTotReSe              NSATCapAp
                                                    ------------------------------  ------------------------------   -------------
                                                         1999            1998            1999            1998            1999
                                                    --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................ $            -                -            500             360         110,524
  Mortality, expense and administration
    charges (note 2):
        VA ........................................              -               -               -               -        (236,118)
        VA II Convertible .........................         (2,542)         (1,863)           (391)           (367)              -
                                                    --------------  --------------  --------------  --------------   -------------
    Net investment activity........................         (2,542)         (1,863)            109              (7)       (125,594)
                                                    --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold............        225,536           1,882             393             374       5,882,235
  Cost of mutual fund shares sold..................       (101,572)         (1,411)           (304)           (299)     (2,533,288)
                                                    --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments............        123,964             471              89              75       3,348,947
  Change in unrealized gain (loss) on investments .        (23,937)         34,283            (675)          2,175      (3,745,398)
                                                    --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.................        100,027          34,754            (586)          2,250        (396,451)
                                                    --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains.........................              -           1,215             928             423       1,054,838
                                                    --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         97,485          34,106             451           2,666         532,793
                                                    --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................              -          36,369               -               -         738,148
  Transfers between funds..........................              -               -               -               -        (668,902)
  Redemptions......................................              -               -               -               -      (3,358,892)
  Annuity benefits.................................              -               -               -               -               -
  Annual contract maintenance charge (note 2) .....              -               -               -               -         (14,514)
  Contingent deferred sales charges (note 2) ......              -               -               -               -         (19,493)
  Adjustments to maintain reserves.................             (1)              3               6              (2)             (9)
                                                    --------------  --------------  --------------  --------------   -------------
      Net equity transactions......................             (1)         36,372               6              (2)     (3,323,662)
                                                    --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         97,484          70,478             457           2,664      (2,790,869)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......        164,323          93,845          27,423          24,759      18,882,269
                                                    --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.............. $      261,807         164,323          27,880          27,423      16,091,400
                                                    ==============  ==============  ==============  ==============   =============

                                                       NSATCapAp              NSATGvtBd
                                                     --------------  ------------------------------
                                                         1998             1999            1998
                                                     --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................        132,292        1,378,330      1,706,933
  Mortality, expense and administration
    charges (note 2):
        VA .........................................       (214,106)       (348,994)       (422,247)
        VA II Convertible ..........................              -               -               -
                                                     --------------  --------------  --------------
    Net investment activity.........................        (81,814)      1,029,336       1,284,686
                                                     --------------  --------------  --------------

  Proceeds from mutual fund shares sold.............      2,729,182      10,134,030       7,141,556
  Cost of mutual fund shares sold...................     (1,227,260)    (10,325,346)     (6,953,482)
                                                     --------------  --------------  --------------
    Realized gain (loss) on investments.............      1,501,922        (191,316)        188,074
  Change in unrealized gain (loss) on investments ..      2,064,271      (1,904,871)        708,425
                                                     --------------  --------------  --------------
    Net gain (loss) on investments..................      3,566,193      (2,096,187)        896,499
                                                     --------------  --------------  --------------
  Reinvested capital gains..........................        523,967          42,637         151,117
                                                     --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations............      4,008,346      (1,024,214)      2,332,302
                                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners.................................      1,199,816         522,859       1,335,263
  Transfers between funds...........................      2,037,217      (1,028,557)        412,520
  Redemptions.......................................     (1,527,306)     (7,706,834)     (4,948,454)
  Annuity benefits..................................              -          (4,178)         (4,265)
  Annual contract maintenance charge (note 2) ......        (13,152)        (26,215)        (29,309)
  Contingent deferred sales charges (note 2) .......        (15,416)        (44,735)        (42,231)
  Adjustments to maintain reserves..................            180            (122)            296
                                                     --------------  --------------  --------------
      Net equity transactions.......................      1,681,339      (8,287,782)     (3,276,180)
                                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY...............      5,689,685      (9,311,996)       (943,878)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ........     13,192,584      31,359,014      32,302,892
                                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD...............     18,882,269      22,047,018      31,359,014
                                                     ==============  ==============  ==============

NATIONWIDE VA SEPARATE ACCOUNT-A

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                               NSATMyMkt                       NSATTotRe
                                                     ------------------------------  ------------------------------
                                                          1999            1998            1999            1998
                                                     --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................  $       213,347        221,645         535,248         891,027
  Mortality, expense and administration
    charges (note 2):
        VA ........................................         (59,165)        (56,566)     (1,091,048)     (1,131,746)
        VA II Convertible .........................               -               -               -               -
                                                     --------------  --------------  --------------  --------------
    Net investment activity........................         154,182         165,079        (555,800)       (240,719)
                                                     --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold............       8,544,103       8,576,339      19,802,446      12,121,959
  Cost of mutual fund shares sold..................      (8,544,103)     (8,576,339)    (10,564,283)     (6,698,872)
                                                     --------------  --------------  --------------  --------------
    Realized gain (loss) on investments............               -               -       9,238,163       5,423,087
  Change in unrealized gain (loss) on investments .               -               -      (6,984,699)      4,268,306
                                                     --------------  --------------  --------------  --------------
    Net gain (loss) on investments.................               -               -       2,253,464       9,691,393
                                                     --------------  --------------  --------------  --------------
  Reinvested capital gains.........................               -               -       2,832,509       3,430,335
                                                     --------------  --------------  --------------  --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........         154,182         165,079       4,530,173      12,881,009
                                                     --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................         220,399         314,840       1,892,879       3,144,831
  Transfers between funds..........................       2,300,876       2,154,594      (1,620,396)     (1,943,493)
  Redemptions......................................      (1,735,290)     (1,620,690)    (17,153,725)     (8,549,939)
  Annuity benefits.................................               -               -          (6,797)         (3,182)
  Annual contract maintenance charge (note 2) .....          (4,435)         (3,873)        (71,216)        (76,335)
  Contingent deferred sales charges (note 2) ......         (12,739)        (18,281)       (114,691)        (80,993)
  Adjustments to maintain reserves.................             396            (146)            713           5,185
                                                     --------------  --------------  --------------  --------------
      Net equity transactions......................         769,207         826,444     (17,073,233)     (7,503,926)
                                                     --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............         923,389         991,523     (12,543,060)      5,377,083
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......       4,642,551       3,651,028      88,031,080      82,653,997
                                                     --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............  $    5,565,940       4,642,551      75,488,020      88,031,080
                                                     ==============  ==============  ==============  ==============


                                                              NBAMTBal
                                                     ------------------------------
                                                         1999            1998
                                                     -------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ............................        445,690          646,652
  Mortality, expense and administration
    charges (note 2):
        VA ........................................       (337,349)        (357,710)
        VA II Convertible .........................              -                -
                                                     -------------   --------------
    Net investment activity........................        108,341          288,942
                                                     -------------   --------------

  Proceeds from mutual fund shares sold............      6,346,136        3,546,380
  Cost of mutual fund shares sold..................     (5,975,446)      (3,412,486)
                                                     -------------   --------------
    Realized gain (loss) on investments............        370,690          133,894
  Change in unrealized gain (loss) on investments .      6,153,011       (2,232,727)
                                                     -------------   --------------
    Net gain (loss) on investments.................      6,523,701       (2,098,833)
                                                     -------------   --------------
  Reinvested capital gains.........................        660,282        4,541,959
                                                     -------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations...........      7,292,324        2,732,068
                                                     -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners................................        306,190          880,295
  Transfers between funds..........................       (834,877)        (579,352)
  Redemptions......................................     (5,172,204)      (2,626,146)
  Annuity benefits.................................         (4,362)          (1,043)
  Annual contract maintenance charge (note 2) .....        (24,838)         (27,347)
  Contingent deferred sales charges (note 2) ......        (42,693)         (30,749)
  Adjustments to maintain reserves.................            636            2,944
                                                     -------------   --------------
      Net equity transactions......................     (5,772,148)      (2,381,398)
                                                     -------------   --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY..............      1,520,176          350,670
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .......     27,955,718       27,605,048
                                                     -------------   --------------
CONTRACT OWNERS' EQUITY END OF PERIOD..............     29,475,894       27,955,718
                                                     =============   ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

              Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Advantage (ACVPAdv) American Century VP - American Century VP Balanced (ACVPBal)

              Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                Federated IS - Federated American Leaders Fund II (FedAmLead) Federated IS - Federated High Income Bond Fund II (FedHiInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II Eagle Choice contracts)

              Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                MFS(R) VIT - Total Return Series (MFSTotReSe)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

              Portfolio of the Neuberger &Berman Advisers Management Trust (Neuberger &Berman AMT) (available for VA contracts);
                Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1999, contract owners have invested in all of the above funds except the Nationwide SAT - Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-A

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.






--------------------------------------------------------------------------------
                                       12

                          Independent Auditors' Report
                          ----------------------------

TheBoard of Directors of Nationwide Life and Annuity Insurance Company and
   Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------

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                                       14

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                                       15

                                                                                                --------------
                                                                                                   Bulk Rate
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                                                    U.S. Postage
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                                        PAID
                                                                                                Columbus, Ohio
                                                                                                Permit No. 521
                                                                                                --------------











Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company
